Financial instruments - Narrative (Details) $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($)
Subclassifications of assets, liabilities and equities [abstract]
Increase due to possible increase in fair value	$ 1,017
Decrease due to possible decrease in fair value	$ 1,768